Prepaid Expenses (Details Narrative) - USD ($)	Sep. 30, 2020	Mar. 31, 2020	Mar. 31, 2019
Prepaid Expenses	$ 177,207	$ 132,023
Prepaid expenses - short term	132,403	132,023	$ 34,327
Prepaid expenses (net of current)	44,804
Advertising and Marketing Services [Member]
Prepaid Expenses	$ 80,000